TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES

4.	TRADE AND OTHER RECEIVABLES

	December 31, 2022	December 31, 2021
	$	$
Trade receivable	1,076	1,268
Income tax receivable	160	—
Sales tax receivable	21	37
Duties receivable	162	649
Receivable from manufacturer	1,236	856
Total Trade and other receivables	2,655	2,810